INVESTMENTS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2011 Hanting CNY	Dec. 31, 2012 Dining Secretary CNY	Dec. 31, 2011 Dining Secretary CNY	Dec. 31, 2012 Starway Hong Kong CNY
Investment
Equity method				762,423,802	732,863,669					15,656,192
Available-for-sale						585,540,705	492,658,379	60,234,118	65,414,773
Others		13,393,132	14,208,222
Total net book value	$ 230,694,202	1,437,247,949	1,305,145,043